Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2020
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	398	(2 487)	(2 089)
Intangible assets	106	(10 007)	(9 901)
Inventories	86	(65)	22
Trade and other receivables	62	—	62
Interest-bearing loans and borrowings	858	(603)	255
Employee benefits	648	(8)	640
Provisions	525	(30)	495
Derivatives	13	(46)	(33)
Other items	312	(1 152)	(840)
Loss carry forwards	782	—	782

Gross deferred tax assets/(liabilities)	3 790	(14 398)	(10 607)

Netting by taxable entity	(1 771)	1 771	—

Net deferred tax assets/(liabilities)	2 019	(12 627)	(10 607)

	2019
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	415	(2 550)	(2 135)
Intangible assets	112	(10 327)	(10 215)
Inventories	119	(67)	52
Trade and other receivables	52	(1)	51
Interest-bearing loans and borrowings	706	(603)	103
Employee benefits	631	(3)	628
Provisions	467	(22)	445
Derivatives	23	(21)	2
Other items	311	(861)	(550)
Loss carry forwards	515	—	515

Gross deferred tax assets/(liabilities)	3 350	(14 455)	(11 105)

Netting by taxable entity	(1 631)	1 631	—

Net deferred tax assets/(liabilities)	1 719	(12 824)	(11 105)

Summary of Change in Net Deferred Tax Assets and Liabilities
The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2020	2019	2018 restated
Balance at 1 January	(11 105)	(11 648)	(11 857)
Recognized in profit or loss	32	19	95
Recognized in other comprehensive income	361	109	(130)
Acquisitions through business combinations	(6)	(18)	(23)
Reclassified as held for sale	(1)	363	—
Other movements and effect of changes in foreign exchange rates	112	70	267

Balance at 31 December	(10 607)	(11 105)	(11 648)